DRIEHAUS MUTUAL FUNDS
Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund
Supplement dated September 29, 2006 to
Prospectus dated May 1, 2006
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND
THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION
WITH THE PROSPECTUS.
Effective October 1, 2006, the following sentence is added below the table on page 17 of the Prospectus under the section entitled “Management of the Funds — Trustees and Adviser”:
Effective October 1, 2006, Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DRIEHAUS MUTUAL FUNDS
Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund
Supplement dated September 29, 2006 to
Statement of Additional Information dated May 1, 2006
THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND
THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND
SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL
INFORMATION.
Effective October 1, 2006, the following paragraph is added as the fourth paragraph on page 12 under the section entitled “Selective Disclosure of the Funds’ Portfolio Holdings”:
The Funds post their portfolio holdings 45 days after month-end and top ten portfolio holdings and regional, sector and country weightings 30 days after month-end at www.driehaus.com. Portfolio holdings information is also available upon request after the website posting and quarterly on Form N-Q or Form N-CSR. These filings are described below. The Funds’ portfolio holdings posted on the website and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular holdings may be withheld if it is in a Fund’s best interest to do so.
The following sentence is added as the fourth paragraph above the table on page 21 under the section entitled “Investment Advisory Services”:
Effective October 1, 2006, Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion.
The first paragraph on page 24 under in the section entitled “Administrator” is removed in its entirety and replaced with the following:
PFPC Inc. (“PFPC”), with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, is the administrator for the Trust. Effective October 1, 2006, the asset-based fee for administration and accounting services for each Fund is calculated as follows:
0.07% of the first $200 million of average net assets;
0.06% of the next $200 million of average net assets;
0.05% of the next $200 million of average net assets;
0.04% of average net assets in excess of $600 million; and
a base annual fee of $30,000.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.